                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6567

                     Van Kampen Municipal Opportunity Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/05

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN MUNICIPAL OPPORTUNITY TRUST

PORTFOLIO OF INVESTMENTS JULY 31, 2005 (UNAUDITED)


PAR
AMOUNT
(000)            DESCRIPTION                                                            COUPON           MATURITY     VALUE
             MUNICIPAL BONDS    159.1%
             ALABAMA    1.8%
     2,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A                                    5.250          01/01/23         2,135,900
     2,375   Marshall Cnty, AL Hlthcare Ser C                                             6.000          01/01/32         2,555,809
         5   Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile
             Energy Svc Co Proj Rfdg                                                      6.950          01/01/20                94
                                                                                                                      --------------
                                                                                                                          4,691,803
                                                                                                                      --------------

             ARIZONA    0.6%
     1,500   Maricopa Cnty, AZ Stad Dist Rfdg (AMBAC Insd)                                5.375          06/01/19         1,650,030
                                                                                                                      --------------

             ARKANSAS    1.3%
     3,035   Fort Smith, AR Wtr & Swr Rev Ser A Rfdg (FSA Insd)                           5.250          10/01/16         3,308,909
                                                                                                                      --------------

             CALIFORNIA    17.6%
     2,000   California Edl Fac Auth Rev Occidental College Ser A (MBIA Insd)             5.000          10/01/30         2,123,580
     2,500   California Edl Fac Auth Rev Pomona College Ser A                             5.000          07/01/45         2,631,800
     1,000   California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc
             Proj Ser B (AMT)                                                             5.000          07/01/27           989,450
        30   California Rural Home Mtg Fin Auth Single Family Mtg Rev Ser C
             (AMT) (GNMA Collateralized)                                                  7.800          02/01/28            30,704
     4,500   California St (AMBAC Insd)                                                   5.125          10/01/27         4,702,815
     5,500   California St Dept Wtr Res Pwr Ser A (AMBAC Insd)                            5.500          05/01/16         6,138,330
     2,000   California St Dept Wtr Res Pwr Ser A                                         5.750          05/01/17         2,222,460
     3,500   California St Pub Wks Brd Lease Rev Dept Corrections Ser C                   5.250          06/01/28         3,719,380
     2,000   California St Pub Wks Brd Lease Rev Dept Mental Hlth Coalinga Ser A          5.000          06/01/25         2,108,700
     1,250   California Statewide Cmntys Dev Auth Rev Daughters of Charity
             Hlth Ser A                                                                   5.250          07/01/30         1,315,112
     5,000   Contra Costa, CA Home Mtg Fin Auth Home Mtg Rev (Escrowed to
             Maturity) (MBIA Insd)                                                            *          09/01/17         2,392,850
     4,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev Conv Cap Apprec Sr
             Lien Ser A (Escrowed to Maturity)                                            7.050          01/01/10         4,650,800
     1,500   Golden St, CA Tobacco Securitization Corp Tobacco Settlement Rev
             Enhanced Asset Bkd Ser A (a)                                                 5.000          06/01/45         1,541,460
     1,600   Long Beach, CA Bd Fin Auth Rev Redev Hsg & Gas Util Fin Ser A1
             (AMBAC Insd)                                                                 5.000          08/01/40         1,659,184

PAR
AMOUNT
(000)            DESCRIPTION                                                            COUPON           MATURITY     VALUE
     1,500   Los Angeles Cnty, CA Met Tran Auth Sales Tax Rev Prop C Second
             Tier Sr Ser A Rfdg (AMBAC Insd)                                              5.000          07/01/23         1,572,075
     7,500   San Jose, CA Fin Auth Lease Rev Civic Ctr Proj Ser B (AMBAC Insd)            5.000          06/01/32         7,785,750
                                                                                                                      --------------
                                                                                                                         45,584,450
                                                                                                                      --------------

             COLORADO    2.8%
     1,505   Arapahoe Cnty, CO Ctfs Partn Rfdg (FSA Insd) (b)                             5.250          12/01/15         1,668,353
     1,000   Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth                    6.500          11/15/31         1,107,700
     1,000   Colorado Hsg Fin Auth Multi-Family Hsg Ins Mtg Ser B2 (AMT) (FHA Gtd)        5.800          10/01/28         1,029,360
       126   Colorado Hsg Fin Auth Single Family Pgm Sr Ser A2 (AMT)                      7.250          05/01/27           127,279
       100   Colorado Hsg Fin Auth Single Family Pgm Sr Ser C1 (AMT)                      7.550          11/01/27           101,051
     1,000   Denver, CO City & Cnty Arpt Rev Ser B (AMT) (MBIA Insd)                      6.250          11/15/07         1,057,310
     1,005   Greeley, CO Multi-Family Rev Hsg Mtg Creek Stone (AMT) (FHA Gtd)             5.950          07/01/28         1,041,793
     1,000   Highlands Ranch Metro Dist No 2 CO Rfdg (FSA Insd)                           6.500          06/15/11         1,159,700
                                                                                                                      --------------
                                                                                                                          7,292,546
                                                                                                                      --------------

             CONNECTICUT    2.1%
     3,250   Connecticut St Spl Oblig Pkg Rev Bradley Intl Arpt Ser A (AMT)
             (ACA Insd)                                                                   6.600          07/01/24         3,515,102
     1,000   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A - Private
             Placement (c)                                                                6.400          09/01/11         1,046,910
       840   Mashantucket Western Pequot Tribe CT Spl Rev Ser A, 144A - Private
             Placement (Escrowed to Maturity) (c)                                         6.500          09/01/06           873,978
                                                                                                                      --------------
                                                                                                                          5,435,990
                                                                                                                      --------------

             DISTRICT OF COLUMBIA    2.0%
     5,000   Metropolitan Washington DC Arpt Auth Sys Ser A (AMT) (FGIC Insd)             5.250          10/01/32         5,236,750
                                                                                                                      --------------

             FLORIDA    2.3%
       230   Escambia Cnty, FL Hlth Fac Auth Rev FL Hlthcare Fac Ln VHA Pgm
             (AMBAC Insd)                                                                 5.950          07/01/20           232,072
     1,000   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth Sys                             5.500          11/15/32         1,054,000
     2,100   Miami-Dade Cnty, FL Aviation Miami Intl Arpt (AMT) (FGIC Insd)               5.375          10/01/27         2,230,473
     2,375   North Broward, FL Hosp Dist Rev Impt                                         6.000          01/15/31         2,549,467
                                                                                                                      --------------
                                                                                                                          6,066,012
                                                                                                                      --------------

             GEORGIA    6.7%
     1,677   Fulton Cnty, GA Lease Rev (Acquired 12/23/1994, Cost $1,676,876) (d)         7.250          06/15/10         1,744,974
     7,000   Georgia Muni Elec Auth Pwr Rev Ser A (MBIA Insd)                             6.500          01/01/20         8,828,400
     6,245   Municipal Elec Auth GA Combustion Turbine Proj Ser A (MBIA Insd)             5.250          11/01/16         6,861,944

PAR
AMOUNT
(000)            DESCRIPTION                                                            COUPON           MATURITY     VALUE
                                                                                                                      --------------
                                                                                                                         17,435,318
                                                                                                                      --------------

             ILLINOIS    3.2%
        45   Chicago, IL Single Family Mtg Rev Ser A (AMT) (GNMA Collateralized)          7.000          09/01/27            45,185
        40   Chicago, IL Single Family Mtg Rev Ser B (AMT) (GNMA Collateralized)          7.625          09/01/27            40,176
     3,000   Illinois Fin Auth Rev Northwestern Mem Hosp Ser A                            5.500          08/15/43         3,235,380
     3,630   Kendall, Kane & Will Cntys, IL Cmnty Sch Dist 308 Ser B (FGIC Insd) (b)      5.250          10/01/20         3,952,780
     1,000   Metropolitan Pier & Expo Auth IL Dedicated St Tax Rev McCormick Pl
             Expn Proj Rfdg (FGIC Insd)                                                   5.500          12/15/24         1,087,800
                                                                                                                      --------------
                                                                                                                          8,361,321
                                                                                                                      --------------

             INDIANA    3.8%
     3,270   Allen Cnty, IN War Mem Coliseum Ser A (AMBAC Insd) (b)                       5.500          11/01/16         3,626,659
     4,120   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty Proj Ser A (AMBAC Insd)             5.000          05/01/35         4,324,105
     1,000   Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)                       5.950          08/01/30         1,031,760
     1,210   North Adams, IN Cmnty Sch Cap Apprec First Mtg (FSA Insd) (b)                    *          01/15/16           767,455
                                                                                                                      --------------
                                                                                                                          9,749,979
                                                                                                                      --------------

             IOWA    0.8%
     1,890   Des Moines, IA Pub Pkg Sys Rev Ser A (FGIC Insd) (b)                         5.750          06/01/17         2,080,777
                                                                                                                      --------------

             KENTUCKY    1.4%
     1,475   Kenton Cnty, KY Arpt Brd Rev Cincinnati/Northn KY Intl Arpt Ser A
             Rfdg (AMT) (MBIA Insd)                                                       6.200          03/01/08         1,577,571
     1,995   Kentucky Hsg Corp Hsg Rev Ser F (AMT) (FNMA Collateralized)                  5.450          01/01/32         2,061,813
                                                                                                                      --------------
                                                                                                                          3,639,384
                                                                                                                      --------------

             LOUISIANA    1.9%
     2,500   Lafayette, LA Utils Rev (MBIA Insd)                                          5.250          11/01/23         2,730,500
     1,990   Louisiana Hsg Fin Agy Rev Azalea Estates Ser A Rfdg (AMT) (GNMA
             Collateralized)                                                              5.375          10/20/39         2,083,470
                                                                                                                      --------------
                                                                                                                          4,813,970
                                                                                                                      --------------

             MARYLAND    1.8%
     1,050   Maryland St Econ Dev Corp Univ MD College Pk Proj                            5.625          06/01/35         1,088,745
     1,000   Maryland St Hlth & Higher Ed Fac Auth Rev Medstar Hlth Rfdg                  5.375          08/15/24         1,046,990
     2,350   Northeast, MD Waste Disp Auth Rfdg (AMT) (AMBAC Insd)                        5.500          04/01/16         2,557,293
                                                                                                                      --------------
                                                                                                                          4,693,028
                                                                                                                      --------------

             MASSACHUSETTS    6.1%
     2,500   Massachusetts St Dev Fin Agy Rev Boston Univ Ser T-1 (AMBAC Insd)            5.000          10/01/39         2,624,525

PAR
AMOUNT
(000)            DESCRIPTION                                                            COUPON           MATURITY     VALUE
     2,400   Massachusetts St Dev Fin Agy Rev College Pharmacy & Allied Hlth Ser D        5.000          07/01/35         2,489,256
     3,000   Massachusetts St Dev Fin Agy Semass Sys Ser A (MBIA Insd)                    5.625          01/01/16         3,290,610
     1,000   Massachusetts St Hlth & Ed Fac Auth Rev Part Hlthcare Sys Ser C              5.750          07/01/32         1,107,430
     3,000   Massachusetts St Sch Bldg Auth Sales Tax Rev Ser A (FSA Insd) (a)            5.000          08/15/21         3,224,250
     3,000   Massachusetts St Wtr Res Auth Gen Ser J (FSA Insd)                           5.000          08/01/32         3,126,780
                                                                                                                      --------------
                                                                                                                         15,862,851
                                                                                                                      --------------

             MICHIGAN    3.5%
     3,505   Detroit, MI Wtr Supply Sys Ser B (MBIA Insd) (b)                             5.250          07/01/18         3,852,275
     1,500   Kent Hosp Fin Auth MI Rev Met Hosp Proj Ser A                                6.250          07/01/40         1,658,925
     2,000   Michigan St Ctf Part (AMBAC Insd)                                            5.500          06/01/27         2,158,980
     1,215   Zeeland, MI Pub Schs Sch Bldg & Site (MBIA Insd) (b)                         5.250          05/01/19         1,327,594
                                                                                                                      --------------
                                                                                                                          8,997,774
                                                                                                                      --------------

             MINNESOTA    0.4%
        10   Chaska, MN Elec Rev Ser A                                                    6.100          10/01/30            11,122
       990   Chaska, MN Elec Rev Ser A (Prerefunded @ 10/01/10)                           6.100          10/01/30         1,119,502
                                                                                                                      --------------
                                                                                                                          1,130,624
                                                                                                                      --------------

             MISSISSIPPI    0.5%
       830   Mississippi Home Corp Single Family Rev Mtg Ser C (AMT) (GNMA
             Collateralized)                                                              7.600          06/01/29           847,181
       355   Mississippi Home Corp Single Family Rev Mtg Ser F (AMT) (GNMA
             Collateralized)                                                              7.550          12/01/27           363,698
                                                                                                                      --------------
                                                                                                                          1,210,879
                                                                                                                      --------------

             MISSOURI    2.2%
     2,150   Cape Girardeau Cnty, MO Indl Southeast MO Hosp Assoc                         5.500          06/01/22         2,237,333
        35   Saint Louis Cnty, MO Single Family Mtg Rev (MBIA Insd)                       6.900          04/01/16            35,692
     3,000   Sikeston, MO Elec Rev Rfdg (MBIA Insd) (e)                                   6.200          06/01/10         3,317,160
                                                                                                                      --------------
                                                                                                                          5,590,185
                                                                                                                      --------------

             NEBRASKA    1.0%
     2,500   Nebraska Pub Pwr Dist Gen Ser A (AMBAC Insd)                                 5.000          01/01/35         2,618,925
                                                                                                                      --------------

             NEVADA    4.8%
     7,500   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2 (FGIC Insd)                         5.000          07/01/36         7,814,775
     3,000   Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj Ser A (AMT)
             (AMBAC Insd)                                                                 5.250          07/01/34         3,163,950
     1,500   Reno, NV Sr Lien Retrac Reno Trans Proj (AMBAC Insd)                         5.125          06/01/32         1,568,850
                                                                                                                      --------------
                                                                                                                         12,547,575
                                                                                                                      --------------

             NEW HAMPSHIRE    1.1%
     2,500   New Hampshire Hlth & Ed Fac Univ Sys of NH (AMBAC Insd)                      5.500          07/01/15         2,775,000
                                                                                                                      --------------

PAR
AMOUNT
(000)            DESCRIPTION                                                            COUPON           MATURITY     VALUE
             NEW JERSEY    15.1%
     2,000   Garden St Preservation Tr NJ Ser A (FSA Insd)                                5.250          11/01/18         2,205,220
     2,000   New Jersey Econ Dev Auth Cigarette Tax                                       5.750          06/15/34         2,133,680
     5,000   New Jersey Econ Dev Auth Mtr Veh Rev Ser A (MBIA Insd)                       5.000          07/01/22         5,335,200
    20,000   New Jersey Econ Dev Auth St Contract Econ Recovery (MBIA Insd)               5.900          03/15/21        24,084,000
     5,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt Ser A (AMBAC Insd)              5.250          09/01/21         5,440,200
                                                                                                                      --------------
                                                                                                                         39,198,300
                                                                                                                      --------------
             NEW MEXICO    0.3%
       680   New Mexico Mtg Fin Auth Single Family Mtg Pgm Ser G (AMT) (GNMA
             Collateralized)                                                              7.250          07/01/26           688,276
                                                                                                                      --------------

             NEW YORK    12.6%
     6,000   New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser D                      5.000          06/15/39         6,295,920
     9,600   New York City Ser A                                                          7.000          08/01/07        10,121,760
       500   New York St Dorm Auth Rev Mental Hlth Ser A                                  5.750          08/15/12           528,380
         5   New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser A (Prerefunded
             @ 02/15/07)                                                                  5.750          08/15/12             5,316
     1,445   New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg (MBIA Insd)          5.750          02/15/17         1,616,738
     2,040   New York St Dorm Auth Rev Secd Hosp North Gen Hosp Rfdg                      5.750          02/15/18         2,271,173
     1,500   New York St Dorm Auth Revs Upstate Cmnty Colleges Ser B                      5.250          07/01/20         1,619,040
     1,000   New York St Dorm Auth Revs Upstate Cmnty Colleges Ser B                      5.250          07/01/21         1,077,040
     3,780   New York St Mtg Agy Rev Ser 101 (AMT)                                        5.400          04/01/32         3,909,654
     4,000   Port Auth NY & NJ Spl Oblig Rev Spl Proj JFK Intl Arpt Terminal 6
             (AMT) (MBIA Insd)                                                            5.750          12/01/22         4,297,000
     1,000   Westchester, NY Tobacco Asset Securization Corp                              5.125          06/01/38         1,013,670
                                                                                                                      --------------
                                                                                                                         32,755,691
                                                                                                                      --------------

             NORTH CAROLINA    7.4%
     1,500   North Carolina Eastn Muni Pwr Agy Pwr Sys Rev Ser D                          6.700          01/01/19         1,669,455
    11,000   North Carolina Muni Pwr Agy No 1 Catawba Elec Rev Rfdg (MBIA Insd)           6.000          01/01/12        12,511,510
     3,000   North Carolina Muni Pwr Agy Ser A (MBIA Insd)                                5.250          01/01/19         3,266,790
     1,700   Raleigh Durham, NC Arpt Auth Rev Ser A (AMBAC Insd)                          5.000          05/01/30         1,794,588
                                                                                                                      --------------
                                                                                                                         19,242,343
                                                                                                                      --------------

             NORTH DAKOTA    0.2%
       470   North Dakota St Hsg Fin Agy Ser C (AMT)                                      5.550          07/01/29           480,537
                                                                                                                      --------------

             OHIO    2.2%
       385   Akron, OH Ctf Part Akron Muni Baseball Stad Proj (Prerefunded
             @ 12/01/06)                                                                  6.500          12/01/07           407,603
       500   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj                               7.500          01/01/30           564,130
     3,000   Lucas Cnty, OH Hosp Rev Promedica Hlthcare Oblig Rfdg (MBIA Insd)            6.000          11/15/07         3,172,980

PAR
AMOUNT
(000)            DESCRIPTION                                                            COUPON           MATURITY     VALUE
     1,500   Mahoning Cnty, OH Hosp Fac Forum Hlth Oblig Group Ser A                      6.000          11/15/32         1,631,265
                                                                                                                      --------------
                                                                                                                          5,775,978
                                                                                                                      --------------

             OKLAHOMA    2.7%
     4,770   McAlester, OK Pub Wks Auth Util Cap Apprec (FSA Insd)                            *          02/01/34         1,227,130
     1,000   Oklahoma City, OK Pub Ppty Auth Hotel Tax Rev (FGIC Insd)                    5.250          10/01/29         1,087,430
     1,000   Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd)                        6.250          11/01/22         1,128,020
     3,140   Tulsa, OK Indl Auth Hosp Rev Hillcrest Med Cent Proj Rfdg
             (Escrowed to Maturity) (Connie Lee Insd) (b)                                 6.250          06/01/08         3,409,789
                                                                                                                      --------------
                                                                                                                          6,852,369
                                                                                                                      --------------

             OREGON    3.2%
     2,500   Oregon Hlth Sciences Univ Insd Ser A (MBIA Insd)                             5.250          07/01/22         2,725,700
     5,000   Oregon St Dept Admin Ser C Rfdg (MBIA Insd)                                  5.250          11/01/18         5,445,200
                                                                                                                      --------------
                                                                                                                          8,170,900
                                                                                                                      --------------

             PENNSYLVANIA    8.1%
     2,295   Allegheny Vly, PA Sch Dist Ser A (MBIA Insd)                                 5.000          11/01/24         2,442,614
     1,900   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                           5.000          12/01/33         2,043,545
     1,000   Harrisburg, PA Cap Apprec Nts Ser F Rfdg (AMBAC Insd)                            *          03/15/15           667,800
     1,865   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd) (b)                            *          09/15/15         1,219,617
     1,865   Harrisburg, PA Cap Apprec Ser D Rfdg (AMBAC Insd)                                *          03/15/16         1,184,406
     4,000   Hempfield, PA Area Sch Dist Westmoreland Cnty Ser A (FGIC Insd)              5.250          03/15/20         4,390,240
     3,000   Susquehanna Area Regl Arpt Auth PA Ser A (AMT) (AMBAC Insd)                  5.375          01/01/21         3,211,440
     5,415   Susquehanna Area Regl Arpt Auth PA Ser A (AMT) (AMBAC Insd) (b)              5.375          01/01/22         5,782,408
                                                                                                                      --------------
                                                                                                                         20,942,070
                                                                                                                      --------------

             SOUTH CAROLINA    2.1%
     2,500   Easley, SC Util Rev Impt Comb Rfdg (FSA Insd)                                5.000          12/01/34         2,645,750
     2,500   South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj Ser A
             (AMBAC Insd)                                                                 5.200          11/01/27         2,687,800
                                                                                                                      --------------
                                                                                                                          5,333,550
                                                                                                                      --------------

             SOUTH DAKOTA    0.6%
     1,375   Deadwood, SD Ctfs Partn (ACA Insd)                                           6.375          11/01/20         1,469,325
                                                                                                                      --------------

             TENNESSEE    1.5%
     1,415   Bristol, TN Elec Rev Sys (AMBAC Insd)                                        5.000          09/01/35         1,492,372
     1,000   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Ser B Impt
             & Rfdg                                                                       8.000          07/01/33         1,201,200
     1,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth
             Ser A Rfdg (MBIA Insd)                                                       7.500          07/01/25         1,254,130
                                                                                                                      --------------
                                                                                                                          3,947,702
                                                                                                                      --------------

PAR
AMOUNT
(000)            DESCRIPTION                                                            COUPON           MATURITY     VALUE
             TEXAS    19.8%
        20   Austin, TX Utility Sys Rev Comb Rfdg (Escrowed to Maturity)
             (AMBAC Insd)                                                                 6.500          11/15/05            20,226
     2,545   Dallas Cnty, TX Cmnty College Fin Sys (AMBAC Insd) (b)                       5.375          02/15/17         2,742,187
     2,500   Dallas, TX Wtrwks & Swr Sys Rev & Impt Rfdg (FSA Insd)                       5.375          10/01/18         2,756,275
     4,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FSA Insd)                5.500          11/01/21         4,337,560
     1,500   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A (AMT) (FGIC Insd)               5.750          11/01/30         1,616,580
     5,500   Dallas-Fort Worth, TX Intl Arpt Rev Jt Ser A Impt & Rfdg (AMT)
             (FGIC Insd) (e)                                                              5.500          11/01/31         5,841,220
     2,000   Houston, TX Arpt Sys Rev Sub Lien (FSA Insd)                                 5.500          07/01/20         2,201,340
     3,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                     5.625          07/01/30         3,224,760
     5,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (AMT) (FSA Insd)                     5.125          07/01/32         5,167,100
     6,000   Houston, TX Util Sys Rev First Lien Ser A Rfdg (FSA Insd)                    5.250          05/15/21         6,511,680
     2,185   Lower Colorado Riv Auth TX LCRA Svcs Corp Proj Rfdg (FGIC Insd)              5.000          05/15/24         2,273,951
     2,000   Lower Colorado Riv Auth TX LCRA Svcs Corp Proj Rfdg (FGIC Insd)              5.000          05/15/33         2,062,200
     1,500   Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj               7.250          01/01/31         1,552,545
     1,870   Midlothian, TX Indpt Sch Dist Sch Bldg Rfdg (PSF Gtd) (a)                    5.000          02/15/25         1,976,814
     5,000   North Cent TX Hlth Fac Dev Hosp Childrens Med Ctr Dallas (AMBAC
             Insd)                                                                        5.250          08/15/32         5,310,950
     1,024   Texas Gen Svcs Comm Partn Int Lease Purch Ctfs (Acquired 03/16/95,
             Cost $1,024,194) (d)                                                         7.250          08/01/11         1,027,164
     2,360   University TX Rev Fin Sys Ser B                                              5.250          08/15/20         2,586,654
                                                                                                                      --------------
                                                                                                                         51,209,206
                                                                                                                      --------------

             VIRGINIA    0.8%
     2,000   Tobacco Settlement Fin Corp VA Asset Bkd                                     5.500          06/01/26         2,111,040
                                                                                                                      --------------

             WASHINGTON    9.0%
     9,850   Bellevue, WA Convention Cent Comp Int Rfdg (MBIA Insd)                           *          02/01/25         3,942,364
     3,750   Chelan Cnty, WA Pub Util Dist No. 001 Cons Rev Chelan Hydro Ser A
             (AMT) (MBIA Insd)                                                            5.600          01/01/36         4,068,975
     5,000   Energy Northwest WA Elec Rev Columbia Generating Ser A Rfdg
             (FSA Insd)                                                                   5.500          07/01/16         5,516,200
     2,000   Port Seattle, WA Rev Inter Lien Ser A Rfdg (MBIA Insd)                       5.000          03/01/28         2,113,020
     2,000   Port Seattle, WA Rev Inter Lien Ser A Rfdg (MBIA Insd)                       5.000          03/01/30         2,109,800
     2,000   Port Seattle, WA Rev Ser B (AMT) (MBIA Insd)                                 5.625          02/01/24         2,153,160
     5,125   Washington St Pub Pwr Supply Sys Nuclear Proj No 3 Rev Ser C Rfdg
             (MBIA Insd)                                                                      *          07/01/14         3,530,818
                                                                                                                      --------------
                                                                                                                         23,434,337
                                                                                                                      --------------

             WEST VIRGINIA    3.1%
     8,000   Harrison Cnty, WV Cmnty Solid Waste Disp Rev West Penn Pwr Co Proj
             Ser A (AMT) (MBIA Insd)                                                      6.875          04/15/22         8,026,560
                                                                                                                      --------------

PAR
AMOUNT
(000)            DESCRIPTION                                                            COUPON           MATURITY     VALUE
             WISCONSIN    0.7%
     1,500   Southeast WI Professional Baseball Pk Dist Sales Tax Rev Ser A Rfdg
             (MBIA Insd)                                                                  5.500          12/15/20         1,742,385
                                                                                                                      --------------

TOTAL INVESTMENTS    159.1%
   (Cost $383,762,832)                                                                                                  412,154,649

LIABILITIES IN EXCESS OF OTHER ASSETS    (1.2%)                                                                          (2,961,301)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (57.9%)                                                          (150,074,801)
                                                                                                                      --------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                       $259,118,547
                                                                                                                      --------------

               Percentages are calculated as a percentage of net assets
               applicable to common shares.
*              Zero coupon bond
(a)            Securities purchased on a when-issued or delayed delivery basis.
(b)            The Trust owns 100% of the bond issuance.
(c)            144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from
               registration which are normally those transactions with qualified institutional buyers.
(d)            These securities are restricted and may be resold only in
               transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.1% of net assets applicable to common shares.
(e)            All or a portion of these securities have been physically
               segregated in connection with open futures contracts.
ACA            - American Capital Access
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
Connie Lee     - Connie Lee Insurance Co.
FGIC           - Financial Guaranty Insurance Co.
FHA            - Federal Housing Administration
FNMA           - Federal National Mortgage Association
FSA            - Financial Security Assurance Inc.
GNMA           - Government National Mortgage Association
MBIA           - Municipal Bond Investors Assurance Corp.
PSF Gtd        - Permanent School Fund Guaranteed

FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2005.


                                                                          UNREALIZED
                                                                         APPRECIATION/
                                                        CONTRACTS        DEPRECIATION
SHORT CONTRACTS:
  U.S. Treasury Notes 5-Year Futures September
  2005 (Current Notional Value of $107,203 per
  contract)                                                   837        $  1,324,082
                                                        =========        ============

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Municipal Opportunity Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 19, 2005

By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: September 19, 2005